Costs and expenses by nature:	12 Months Ended
Dec. 31, 2019
Costs and expenses by nature:
Costs and expenses by nature:

Note 4 - Costs and expenses by nature:

	January to December 31,
	2017		2018		2019
Short term benefits	Ps.	772,129	Ps.	1,118,926	Ps.	1,199,217
Electric power		234,879		458,827		474,719
Maintenance and conservation		401,479		673,603		699,557
Professional fees		217,930		306,169		308,740
Insurance and bonds		86,838		200,477		225,252
Surveillance services		207,303		310,065		325,612
Cleaning services		142,531		229,003		232,219
Technical assistance (Note 15.4)		346,487		386,249		404,086
Right of use of assets under concession (DUAC) (1)		468,695		898,253		986,850
Amortization and depreciation of intangible assets, furniture and equipment		1,166,114		1,760,741		1,836,897
Goodwill impairment (Note 8.1)		4,719,096		0		0
Consumption of commercial items		252,602		300,845		323,899
Construction services (Note 3.1.3)		1,898,550		935,774		1,236,193
Termination benefits (Note 18.17)		1,984		1,595		1,922
Employees’ statutory profit sharing		6,359		8,052		10,250
Financial assets impairment		45,687		0
Other		144,322		177,330		279,649

Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	11,112,985	Ps.	7,765,909	Ps.	8,545,062
(1)

As of December 31, 2017, Ps.406,733 correspond to the consideration for the concessions in Mexico, Ps.56,005 correspond to the consideration of the Airplan concession at 19% of gross revenues from the period October 19 to December 31, 2017, and Ps.5,957 for the consideration of the Aerostar concession at 5% of the airport’s gross receipts from May 31, to December 31, 2017, as of December 31, 2018 and 2019 Ps.458,290 and Ps.484,402 correspond to Mexico, Ps.312,244 and Ps.361,029 correspond to Airplan and Ps.127,719 and Ps.141,419 correspond to Aerostar.